Cover	Feb. 12, 2025	Feb. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2025
Entity Registrant Name	WESTWOOD HOLDINGS GROUP, INC.
Entity Tax Identification Number		75-2969997
Entity Incorporation, State or Country Code		DE
Entity File Number		001-31234
Entity Address, Address Line One	200 Crescent Court, Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	756-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security		Common stock, par value $0.01 per share
Trading Symbol		WHG
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001165002
Amendment Flag	false